Subordinated Debentures-Schedule of Net of Holdings in Debentures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 7,405	$ 7,252
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2025
Interest rate	8.90%
Description of Term	Redeemable at any time.
Carrying value	$ 251	256
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	3.367%
Description of Term	On October 20, 2020, the Bank announced its intention to redeem these notes on December 8, 2020 at 100% of their principal amount plus accrued interest to the redemption date.
Carrying value	$ 732	730
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	4.50%
Description of Term	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.
Carrying value	$ 1,665	1,643
March 2027 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 2027
Interest rate	2.58%
Description of Term	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the three-month bankers' acceptance rate plus 1.19%.
Carrying value	$ 1,267	1,239
January 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 2029
Interest rate	3.89%
Description of Term	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers' acceptance rate plus 1.58%.
Carrying value	$ 1,844	1,788
July 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 2029
Interest rate	2.836%
Description of Term	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers' acceptance rate plus 1.18%.
Carrying value	$ 1,544	1,487
August 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	August 2085
Description of Term	US$76 million bearing interest at a floating rate of the offered rate for six-month US LIBOR plus 0.125%. Redeemable on any interest payment date.
Carrying value	$ 102	$ 109